Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance (“PVP”)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Total Shareholder Return	Peer Group Total Shareholder Returns (3)	Net Income (Loss) ($ millions)	Adjusted EPS (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$5,701,016	$7,807,095	$1,520,030	$1,912,291	$126.26	$171.97	$(16.9)	$1.26
2024	5,808,360	544,837	1,721,866	549,011	115.83	166.79	(59.7)	2.17
2023	6,473,964	13,579,529	1,639,651	3,236,466	188.13	138.46	37.8	2.88
2022	6,050,371	1,750,908	2,487,573	1,496,085	105.71	113.18	(99.8)	2.88
2021	6,732,304	11,435,108	1,892,820	2,961,890	159.12	136.35	2.9	3.28

(1)
Mr. Bartolacci served as our principal executive officer (“PEO”) for the full fiscal year in each of 2025, 2024, 2023, 2022, and 2021. Our non-PEO
named
executive officers (NEOs) included: (a) for fiscal year 2025, Messrs. Gackenbach,

Lane, Nicola, and Walters; (b) for fiscal year 2024, Messrs. Gackenbach, Kohl, Nicola, and Walters; (c) for fiscal year 2023, Messrs. Gackenbach, Kohl, Nicola, and Walters; (d) for fiscal year 2022, Messrs. Babe, Gackenbach, Nicola, and Walters; and (e) for fiscal year 2021, Messrs. Dunn, Gackenbach, Kohl, and Nicola.
(2)
The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the
SEC-mandated
adjustments to calculate Compensation Actually Paid (“CAP”) to our principal executive officer (“PEO”) and average CAP to our non-PEO
named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2025	2024	2023	2022	2021
SCT Total	$5,701,016	$5,808,360	$6,473,964	$6,050,371	$6,732,304
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—	—	—	—	(284,123)
+ Service Cost of Pension in Fiscal Year	—	—	—	—	36,141
+ Prior Service Cost of Pension in Fiscal Year	—	—	—	—	(577,796)
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,726,575)	(4,052,150)	(4,152,750)	(3,819,500)	(3,639,530)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,112,914	2,499,700	5,836,500	2,577,150	7,050,742
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	184,200	(3,927,500)	4,667,475	(3,679,588)	1,703,786
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	66,000	(148,373)	370,057	282,746	107,662
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	469,540	364,800	384,283	339,729	305,922
Compensation Actually Paid	$7,807,095	$544,837	$13,579,529	$1,750,908	$11,435,108

Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2025	2024	2023	2022	2021
Average SCT Total	$1,520,030	$1,721,866	$1,639,651	$2,487,573	$1,892,820
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—	—	—	—	(76,313)
+ Service Cost of Pension in Fiscal Year	—	—	—	—	76,083
+ Prior Service Cost of Pension in Fiscal Year	—	—	—	—	(125,590)
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(699,692)	(835,756)	(688,665)	(1,610,875)	(797,742)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	959,987	515,563	967,886	1,179,746	1,545,439
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	30,413	(903,325)	1,155,840	(704,385)	365,060
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	15,810	(30,277)	76,351	52,003	17,226
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	85,743	80,940	85,403	92,023	64,907
Compensation Actually Paid	$1,912,291	$549,011	$3,236,466	$1,496,085	$2,961,890

(3)
The Peer Group for which Total Shareholder Return is provided in column (g) is our FY2025 compensation benchmarking peer group, which
is changed from FY2024 as described in our Compensation Discussion & Analysis on page
73
. A comparison of the Total Shareholder Return for the two groups are shown below.

Fiscal Year	FY2025 Compensation Peer Group Total Shareholder Return	FY2024 Compensation Peer Group Total Shareholder Return
2025	$171.97	$177.21
2024	166.79	175.96
2023	138.46	138.47
2022	113.18	110.31
2021	136.35	132.66

(4)
Adjusted earnings per share (“Adjusted EPS”) is a
Non-GAAP
financial measure. Adjusted EPS provides the Company with an understanding of the results from the primary operations of the business by excluding the effects of certain acquisition, divestiture, and system
-integration costs, and items that do not reflect the ordinary earnings of its operations.

Fiscal year 2025 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, gain on the sale of the SGK Business, highly inflationary accounting impacts (primarily non-cash),
goodwill and asset write-downs,
non-service
pension and postretirement expense, intangible amortization expense, the Company’s portion of intangible amortization and other items incurred by Propelis, and tax-related
items. Fiscal year 2024 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, highly inflationary accounting impacts (primarily non-cash),
goodwill and asset write-downs,
non-service
pension and postretirement expense, intangible amortization expense, and tax-related
items. Fiscal year 2023 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, highly inflationary accounting impacts (primarily non-cash),
defined benefit plan termination related items,
non-service
pension and postretirement expense, and intangible amortization expense. Fiscal year 2022 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, highly inflationary accounting impacts (primarily non-cash),
defined benefit plan termination related items, asset write-downs, net, goodwill write-downs, non-service
pension and postretirement expense, and intangible amortization expense. Fiscal year 2021 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, non-service
pension and postretirement expense, intangible amortization expense, and tax-related
items. Adjusted EPS provides management with insight into the earning value for shareholders excluding certain costs, not related to the Company’s primary operations. Likewise, this measure may be useful to an investor in evaluating the underlying operating performance of the Company’s business overall, as well as performance trends, on a consistent basis.

Company Selected Measure Name	Adjusted earnings per share (“Adjusted EPS”)
Named Executive Officers, Footnote	Our
non-PEO
named
executive officers (NEOs) included: (a) for fiscal year 2025, Messrs. Gackenbach,

Lane, Nicola, and Walters; (b) for fiscal year 2024, Messrs. Gackenbach, Kohl, Nicola, and Walters; (c) for fiscal year 2023, Messrs. Gackenbach, Kohl, Nicola, and Walters; (d) for fiscal year 2022, Messrs. Babe, Gackenbach, Nicola, and Walters; and (e) for fiscal year 2021, Messrs. Dunn, Gackenbach, Kohl, and Nicola.

Peer Group Issuers, Footnote
(3)
The Peer Group for which Total Shareholder Return is provided in column (g) is our FY2025 compensation benchmarking peer group, which
is changed from FY2024 as described in our Compensation Discussion & Analysis on page
73
. A comparison of the Total Shareholder Return for the two groups are shown below.

Fiscal Year	FY2025 Compensation Peer Group Total Shareholder Return	FY2024 Compensation Peer Group Total Shareholder Return
2025	$171.97	$177.21
2024	166.79	175.96
2023	138.46	138.47
2022	113.18	110.31
2021	136.35	132.66

PEO Total Compensation Amount	$ 5,701,016	$ 5,808,360	$ 6,473,964	$ 6,050,371	$ 6,732,304
PEO Actually Paid Compensation Amount	$ 7,807,095	544,837	13,579,529	1,750,908	11,435,108
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the
SEC-mandated
adjustments to calculate Compensation Actually Paid (“CAP”) to our principal executive officer (“PEO”) and average CAP to our non-PEO
named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2025	2024	2023	2022	2021
SCT Total	$5,701,016	$5,808,360	$6,473,964	$6,050,371	$6,732,304
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—	—	—	—	(284,123)
+ Service Cost of Pension in Fiscal Year	—	—	—	—	36,141
+ Prior Service Cost of Pension in Fiscal Year	—	—	—	—	(577,796)
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,726,575)	(4,052,150)	(4,152,750)	(3,819,500)	(3,639,530)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,112,914	2,499,700	5,836,500	2,577,150	7,050,742
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	184,200	(3,927,500)	4,667,475	(3,679,588)	1,703,786
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	66,000	(148,373)	370,057	282,746	107,662
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	469,540	364,800	384,283	339,729	305,922
Compensation Actually Paid	$7,807,095	$544,837	$13,579,529	$1,750,908	$11,435,108

Non-PEO NEO Average Total Compensation Amount	$ 1,520,030	1,721,866	1,639,651	2,487,573	1,892,820
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,912,291	549,011	3,236,466	1,496,085	2,961,890
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the
SEC-mandated
adjustments to calculate Compensation Actually Paid (“CAP”) to our principal executive officer (“PEO”) and average CAP to our non-PEO
named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2025	2024	2023	2022	2021
Average SCT Total	$1,520,030	$1,721,866	$1,639,651	$2,487,573	$1,892,820
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—	—	—	—	(76,313)
+ Service Cost of Pension in Fiscal Year	—	—	—	—	76,083
+ Prior Service Cost of Pension in Fiscal Year	—	—	—	—	(125,590)
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(699,692)	(835,756)	(688,665)	(1,610,875)	(797,742)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	959,987	515,563	967,886	1,179,746	1,545,439
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	30,413	(903,325)	1,155,840	(704,385)	365,060
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	15,810	(30,277)	76,351	52,003	17,226
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	85,743	80,940	85,403	92,023	64,907
Compensation Actually Paid	$1,912,291	$549,011	$3,236,466	$1,496,085	$2,961,890

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Performance Measures
The six items listed below represent the most important performance metrics we used to determine CAP for fiscal year 2025 as further described in our Compensation Discussion and Analysis (“CD&A”).
Most Important Performance
Measures

•	Adjusted Net Income

•	Adjusted EBITDA

•	Economic Value Added

•	Adjusted Operating Cash Flow

•	Adjusted EPS

•	Return on Invested Capital

Total Shareholder Return Amount	$ 126.26	115.83	188.13	105.71	159.12
Peer Group Total Shareholder Return Amount	171.97	166.79	138.46	113.18	136.35
Net Income (Loss)	$ (16,900,000)	$ (59,700,000)	$ 37,800,000	$ (99,800,000)	$ 2,900,000
Company Selected Measure Amount	1.26	2.17	2.88	2.88	3.28
PEO Name	Mr. Bartolacci
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Economic Value Added
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(4)
Adjusted earnings per share (“Adjusted EPS”) is a
Non-GAAP
financial measure. Adjusted EPS provides the Company with an understanding of the results from the primary operations of the business by excluding the effects of certain acquisition, divestiture, and system
-integration costs, and items that do not reflect the ordinary earnings of its operations.

Fiscal year 2025 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, gain on the sale of the SGK Business, highly inflationary accounting impacts (primarily non-cash),
goodwill and asset write-downs,
non-service
pension and postretirement expense, intangible amortization expense, the Company’s portion of intangible amortization and other items incurred by Propelis, and tax-related
items. Fiscal year 2024 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, highly inflationary accounting impacts (primarily non-cash),
goodwill and asset write-downs,
non-service
pension and postretirement expense, intangible amortization expense, and tax-related
items. Fiscal year 2023 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, highly inflationary accounting impacts (primarily non-cash),
defined benefit plan termination related items,
non-service
pension and postretirement expense, and intangible amortization expense. Fiscal year 2022 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, highly inflationary accounting impacts (primarily non-cash),
defined benefit plan termination related items, asset write-downs, net, goodwill write-downs, non-service
pension and postretirement expense, and intangible amortization expense. Fiscal year 2021 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, non-service
pension and postretirement expense, intangible amortization expense, and tax-related
items. Adjusted EPS provides management with insight into the earning value for shareholders excluding certain costs, not related to the Company’s primary operations. Likewise, this measure may be useful to an investor in evaluating the underlying operating performance of the Company’s business overall, as well as performance trends, on a consistent basis.

Measure:: 6
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (284,123)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	36,141
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(577,796)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,726,575)	(4,052,150)	(4,152,750)	(3,819,500)	(3,639,530)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,112,914	2,499,700	5,836,500	2,577,150	7,050,742
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,200	(3,927,500)	4,667,475	(3,679,588)	1,703,786
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,000	(148,373)	370,057	282,746	107,662
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	469,540	364,800	384,283	339,729	305,922
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(76,313)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	76,083
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(125,590)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,692)	(835,756)	(688,665)	(1,610,875)	(797,742)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	959,987	515,563	967,886	1,179,746	1,545,439
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,413	(903,325)	1,155,840	(704,385)	365,060
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,810	(30,277)	76,351	52,003	17,226
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 85,743	$ 80,940	$ 85,403	$ 92,023	$ 64,907